Loans - Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	₨ 28,638,811.1	$ 335,231.3	₨ 26,793,047.4
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	7,107,245.7	83,193.8	7,202,639.3
Retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	21,531,565.4	252,037.5	₨ 19,590,408.1
Gross Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	7,409,894.1
Over one year through five years	14,255,720.6
Over five years	6,973,196.4
Total gross loans	28,638,811.1	335,231.3
Gross Loans | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	2,699,760.8
Over one year through five years	3,158,688.8
Over five years	1,248,796.1
Total gross loans	7,107,245.7	83,193.8
Gross Loans | Retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	4,710,133.3
Over one year through five years	11,097,031.8
Over five years	5,724,400.3
Total gross loans	₨ 21,531,565.4	$ 252,037.5